SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Fair Value Measurements, Non-recurring Total Fair Value Measurement	Nov. 09, 2010 Fair Value Measurements, Non-recurring Total Fair Value Measurement	Nov. 09, 2010 Fair Value Measurements, Non-recurring Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Fair Value Measurements, Non-recurring Significant Unobservable Inputs (Level 3)	Nov. 09, 2010 Fair Value Measurements, Non-recurring Significant Unobservable Inputs (Level 3)
Transactions with Affiliates
Management fees from affiliates	$ 8,673,000	$ 60,752,000	$ 51,257,000	$ 66,567,000
Investment in real estate:
Total investments in real estate					46,478,000	1,104,934,000	141,579,000	46,478,000	963,355,000
Liabilities						15,794,687,000			15,794,687,000
Total (Loss) Gain		(68,382,000)	(35,290,000)	(1,031,810,000)
Debt:
Liabilities			15,790,000,000
Total (Loss) Gain - emerged entity mortgage debt			$ (200,921,000)	$ (287,991,000)